Segment Geographical Information and Major Customers	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS
NOTE 18:-	SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and none proprietary software technology) and IT professional services.

The Company evaluates segment performance based on revenues and operating income of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, “Segment Reporting.”

Headquarters’ general and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications, business and process integration solutions and related services.

IT professional services

The Company offers advanced and flexible IT services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, as well as supplemental outsourcing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2018

Total revenues	$81,332	$203,043	$-	$284,375
Expenses	63,902	183,985	4,790	252,677

Segment operating income (loss)	$17,430	$19,058	$(4,790)	$31,698

Depreciation and amortization	$8,727	$3,611	$226	$12,564

	Software services	IT professional services	Unallocated expense	Total
2019

Total revenues	$86,140	$239,490	$-	$325,630
Expenses	71,825	216,842	3,311	291,978

Segment operating income (loss)	$14,315	$22,648	$(3,311)	$33,652

Depreciation and amortization	$8,799	$5,059	$167	$14,025

2020

Total revenues	$86,025	$285,169	$-	$371,194
Expenses	64,498	258,907	7,201	330,606

Segment operating income (loss)	$21,527	$26,262	$(7,201)	$40,588

Depreciation and amortization	$10,329	$3,347	$263	$13,939

c.	The Company’s business is divided into the following geographic areas: United States, Israel, Europe, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2020	2019	2018

United States	$177,882	$158,095	$137,066
Israel	149,094	124,523	103,850
Europe	26,947	25,788	28,257
Japan	12,643	12,499	9,797
Other	4,628	4,725	5,405

	$371,194	$325,630	$284,375

d.	The Company’s long-lived assets are located as follows:

	December 31,
	2020	2019

Israel	$130,326	$108,608
United States	74,637	68,989
Japan	6,404	6,406
Other	3,013	3,248
Europe	5,191	3,103

	$219,571	$190,354

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2018, 2019 and 2020, the Company had one major customer, included in the IT professional services segment, which accounted for 13%, 9% and 10% of the group revenues, respectively.